SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Jun. 17, 2014	Apr. 30, 2014	Nov. 30, 2013	Apr. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2007
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)					180,000,000	90,000,000	90,000,000
Increase in Authorized Shares (in shares)						90,000,000
Balance at end of period (in shares)					180,000,000	180,000,000	90,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)					89,182,001	75,382,001	52,915,639
Balance at beginning of period, outstanding (in shares)					89,182,001	75,382,001	52,915,639
Shares issued (in shares)			9,343,750	11,212,500
Balance at end of period, issued (in shares)					89,182,001	89,182,001	75,382,001
Balance at end of period, outstanding (in shares)					89,182,001	89,182,001	75,382,001
Common Stock [Roll forward]
Balance at beginning of period					$ 892	$ 754	$ 529
Shares issued, value						113,433	172,611
Balance at end of period					892	892	754
Common Stock [Abstract]
Net proceeds from underwritten public offering of common shares		$ 113,400	$ 70,900	$ 102,200	0		172,611
Additional Paid in Capital [Abstract]
Share premium fund					77,400	77,400
Reduction of share premium	$ 208,200
Contributed Surplus Account [Abstract]
Net Income (Loss)					114,627	$ (13,166)	$ (105,417)
Dividend paid					123,000
Contribution to surplus account					$ 8,400
Shareholders' Rights Plan [Abstract]
Preferred stock purchase right					one preferred stock purchase right to purchase one one-thousandth of a share of our Series A Participating Preferred Stock for each outstanding share of its common stock, par value $0.01 per share
Common Stock, par value (in dollars per share)					$ 0.01			$ 0.01
Stockholders rights, exercise price (in dollars per share)								$ 115
Percentage of common stock ownership								15.00%
Common Stock [Member]
Issued and Outstanding Shares [Roll forward]
Shares issued (in shares)						13,800,000	20,556,250
Common Stock [Roll forward]
Shares issued, value						$ 138	$ 206
Contributed Surplus Account [Abstract]
Net Income (Loss)					$ 0	$ 0	$ 0
Common Stock [Member] | Scandic [Member]
Issued and Outstanding Shares [Roll forward]
Shares issued (in shares)							1,910,112
Common Stock [Roll forward]
Shares issued, value							$ 19